Discontinued Operations - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	May 17, 2011	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 EPSA [Member]	Dec. 31, 2012 EPSA [Member]	Mar. 31, 2012 Oman [Member]
Oman (Textual) [Abstract]
Impaired carrying value						$ 6,400,000
Field office, closing date					May 31, 2013
Cash proceeds received from sale of Antelope Project	217,800,000
Net loss, related to dry hole costs		$ (5,546,000)	$ (5,617,000)	$ (40,467,000)			$ 4,800,000